ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 29, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 29,
	2023	2024
Accrued employee payroll and welfare benefits	$280,319	$286,042
Refund liabilities	40,909	57,500
Accrued operating expenses	36,875	60,714
Income tax payable	46,917	50,662
Other taxes payable	11,541	20,187
Professional service fee payable	3,398	1,958
Others	26,752	14,848

Total	$446,711	$491,911